Employees and directors, Pension Costs (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Pension costs comprise [Abstract]
Defined benefit schemes	$ 10.4	$ 9.0	$ 7.1
Defined contribution schemes	31.2	32.7	43.3
Total	$ 41.6	$ 41.7	$ 50.4